Financial Instruments - Currency Risk (Details) € in Thousands	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2017 EUR (€) $ / €
US Dollars
Sensitivity analysis
Closing foreign exchange rate | $ / €	1.1450	1.1993
Currency risk
Sensitivity analysis
Rate increase (as a percent)	10.00%
Increase in equity if exchange rate strengthened	€ 506,131	€ 416,116
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	€ 4,125	€ 14,615
Rate decrease (as a percent)	10.00%	10.00%
Decrease in equity if exchange rate weakened	€ (506,131)	€ (416,116)
Increase (decrease) in profit due to foreign exchange differences if exchange rate weakened	(4,125)	(14,615)
Currency risk | Euros
Financial instrument risk
Balance sheet exposure	(24,601)	40,633
Currency risk | Euros | Trade receivables
Financial instrument risk
Balance sheet exposure	2,691	3,596
Currency risk | Euros | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	54,903	103,338
Currency risk | Euros | Loans to Group companies
Financial instrument risk
Balance sheet exposure	40,387	34,140
Currency risk | Euros | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	120,281	63,981
Currency risk | Euros | Trade payables
Financial instrument risk
Balance sheet exposure	(13,354)	(14,213)
Currency risk | Euros | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(60,363)	(42,296)
Currency risk | Euros | Loans from Group companies
Financial instrument risk
Balance sheet exposure	(94,771)	(22,913)
Currency risk | Euros | Bank loans
Financial instrument risk
Balance sheet exposure	(74,375)	(85,000)
Currency risk | US Dollars
Financial instrument risk
Balance sheet exposure	(16,650)	105,517
Currency risk | US Dollars | Trade receivables
Financial instrument risk
Balance sheet exposure	45,801	22,936
Currency risk | US Dollars | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	6,291	7,619
Currency risk | US Dollars | Loans to Group companies
Financial instrument risk
Balance sheet exposure	4,343	91,566
Currency risk | US Dollars | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	1,296	2,172
Currency risk | US Dollars | Trade payables
Financial instrument risk
Balance sheet exposure	(6,113)	(3,582)
Currency risk | US Dollars | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(63,932)	(11,241)
Currency risk | US Dollars | Loans from Group companies
Financial instrument risk
Balance sheet exposure	€ (4,336)	€ (3,953)